REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amounts due from reinsurers	$ 1,299	$ 1,336
Total premiums ceded	39	46	$ 48
Policyholder benefits ceded	261	291	125
Reinsurer Concentration Risk
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amounts due from reinsurers	33	37
Variable Universal Term Life Insurance Single Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Maximum amount of mortality risk retained	4
Variable Universal Term Life Insurance Second To Die Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Maximum amount of mortality risk retained	6
Protective Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amounts due from reinsurers	1,179	1,213
Ceded policy loans	130	131
Ceded policyholders' account balances	1,124	1,154
Total premiums ceded	21	24	6
Policyholder benefits ceded	219	242	$ 18
Protective Life | Guaranteed Minimum Death Benefit
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amounts due from reinsurers	9	5
Protective Life | Guaranteed Minimum Income Benefit
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amounts due from reinsurers	1	$ 1
AXA Equitable | Variable Universal Term Life Insurance Single Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Maximum amount of mortality risk retained	20
AXA Equitable | Variable Universal Term Life Insurance Second To Die Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Maximum amount of mortality risk retained	$ 25